Summary of Significant Accounting Policies (Details Narrative) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Cash equivalents at carrying value	$ 0	$ 0
Balance, trust account	20,172,591	116,726,349
Federal depository insurance coverage amount	$ 250,000	250,000
[custom:RedemptionOfAssetsHeldInTrust-0]		$ 19,706,540